ACQUISITION OF WILD STREAK LLC - Narrative (Details) - Jun. 02, 2021 € in Thousands, $ in Thousands	USD ($) Y	EUR (€)
Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Consideration transferred	$ 30,000	€ 22,014
Cash paid as consideration	10,000	8,206
Value of common shares to be issued as consideration	$ 20,000	13,746
Period over which equity interest of acquirer is issuable	3 years
Fair value of the share consideration, volatility	57.50%
Fair value of the share consideration, dividend rate	0.00%
Wild Streak LLC | Minimum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, maturity	1
Wild Streak LLC | Maximum
ACQUISITION OF WILD STREAK LLC
Fair value of the share consideration, maturity	3
Purchase Agreement With Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Consideration transferred	$ 30,075	24,680
Cash paid as consideration	10,075	8,268
Value of common shares to be issued as consideration	$ 20,000	€ 16,412